Subsequent Events	6 Months Ended	12 Months Ended
	Nov. 30, 2015	May. 31, 2015
Subsequent Events

Note 12 - Subsequent Events

Subsequent to the fiscal quarter ended November 30, 2015, and through December 31, 2015, the Company issued in private placements to accredited investors an aggregate of 7,876,265 shares of its common stock, together with warrants to purchase an aggregate of 3,938,121 shares of its common stock at an exercise price of $0.75 per share, for aggregate gross proceeds to the Company of approximately $5.9 million. The Company also became obligated to issue warrants to purchase an aggregate of 919,913 shares of its common stock, along with a cash payment of approximately $0.7 million, as a fee to the placement agent in certain of the foregoing transactions. All of the warrants have a five-year term, running from their respective dates of issuance, and are immediately exercisable. The Company relied on the exemption provided by Section 4(a)(2) of the Securities Act in connection with the foregoing transactions.

On December 4, 2015 the Company’s board of directors granted to a director an option to purchase a total of 100,000 shares of common stock at an exercise price of $0.84 per share. The option, which expires on December 4, 2025, vests 50% upon grant date and 50% on the first anniversary of the date of grant. Following the award of this stock option, the Company had remaining authorization to issue 304,930 shares for future equity awards under the 2012 Equity Incentive Plan.

On December 14, 2015, the Company paid $915,000 of accrued license agreement fees to a third-party licensor, as further described in Note 6.

On December 21, 2015, the Compensation Committee of the Board of Directors of the Company passed a resolution to extend the expiration dates of certain outstanding stock option awards under the CytoDyn Inc. 2004 Stock Incentive Plan (the “2004 Incentive Plan”) and the CytoDyn Inc. 2012 Equity Incentive Plan, as amended (the “2012 Incentive Plan” and, together with the 2004 Incentive Plan, the “Incentive Plans”). For each outstanding stock option award issued to a current employee or director of the Company under the Incentive Plans that had a five year expiration term, whether such award was vested or unvested, the expiration term was extended by an additional five years, but only to the extent that the award was not “in-the-money” based upon the closing price of the Company’s Common Stock, or $0.81 per share, as of December 21, 2015. The other terms and conditions of such stock option awards, and all of the terms and conditions of any other stock option awards outstanding under the Incentive Plans, remained unchanged. In total, the Company extended the expiration dates of options covering 1,924,513 shares, with a weighted average exercise price of approximately $1.39 per share, to dates ranging between July 31, 2021 and June 30, 2025. The Company is in the process of determining the impact to non-cash stock based compensation expense related to this modification.

On January 4, 2016, pursuant to the CytoDyn Inc. 2012 Equity Incentive Plan, as amended, the Company granted to Nader Pourhassan, Ph.D., President and Chief Executive Officer of the Company and a member of its board of directors, a stock option to purchase 304,000 shares of its Common stock. The option has a per share exercise price of $0.75, which was the closing sale price of the Common Stock on the date of grant. The option has a ten-year term and is currently unvested, with vesting to depend upon the achievement of certain strategic milestones specified by the board of directors and documented in the relevant award agreement. Following the grant of this stock option, the Company had remaining authorization to issue 930 shares for future equity awards under the 2012 Equity Incentive Plan.

Note 14 – Subsequent Events

On June 1, 2015, the Company, pursuant to its non-employee director compensation program, granted annual awards of stock options to its non-employee directors covering a total of 350,000 shares, with an exercise price of $0.975 per share and a five-year term. These options vest in equal quarterly installments over one year.

On June 11, 2015, the Company granted a stock option to the Chairman of the board of directors covering 250,000 shares with an exercise price of $0.97 and a five-year term. This option award was fully vested on the date of grant.

Also on June 11, 2015, the Company approved the issuance of the following warrants with an exercise price of $1.02 per share and a five-year term to: (i) a consultant covering 200,000 shares, as to which vest 50% in January of 2016 and January of 2017; (b) an advisor covering 10,000 shares and were fully vested upon issuance and (c) its clinical research organization covering 170,000 shares, as to which will be fully vested in February 2017, conditioned upon performance against numerous specific milestone dates.

Effective June 23, 2015, the Company, Alpha Venture Capital Management, LLC and Alpha Venture Capital Partners, LP (“AVCP”) entered into a Debt Conversion and Termination Agreement (the “Conversion and Termination Agreement”) pursuant to which (i) AVCP agreed to convert the $3,535,627.15 in aggregate indebtedness (the “Note Debt”) owed to AVCP as of June 23, 2015 under its two convertible notes in exchange for 5,237,966 shares of the Company’s common stock (the “Note Shares”); (ii) subject to the conversion of the Note Debt, the Company agreed to issue AVCP an additional five-year warrant award to purchase 1,000,000 shares of Common Stock at an exercise price of $0.675 per share (the “Inducement Warrant”); and (iii) subject to the AVCP’s receipt of the Note Shares and Inducement Warrant, the parties agreed to (a) terminate the subscription agreements; and (b) release and discharge each other party from all claims and obligations arising under the two convertible notes, the Note Debt and the subscription agreements.

On June 30, 2015, the Company granted annual awards of stock options to its two officers covering an aggregate of 350,000 shares with an exercise price of $0.90 per share and a five-year term, which vest ratably over three years. The Company also granted a stock option to an employee covering 50,000 shares with an exercise price of $0.90 per share and a five-year term, which vest ratably over three years.